FAIR VALUE MEASUREMENTS (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Assets, Fair Value Disclosure [Abstract]
Total financial assets	$ 15,016
Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash equivalents, Fair Value Disclosure	78
Foreign Government Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities, Fair Value Disclosure	8,011
Domestic Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities, Fair Value Disclosure	6,927
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets	78
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash equivalents, Fair Value Disclosure	78
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities, Fair Value Disclosure	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Domestic Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities, Fair Value Disclosure	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets	14,938
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash equivalents, Fair Value Disclosure	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities, Fair Value Disclosure	8,011
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Domestic Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities, Fair Value Disclosure	$ 6,927